UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04727
                                                    ------------------------

                      Phoenix Strategic Equity Series Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ------------------

                    Date of fiscal year end: April 30, 2004
                                            ---------------------

                   Date of reporting period: October 31, 2003
                                            ---------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


[GRAPHIC OMITTED]

SEMIANNUAL REPORT


[GRAPHIC OMITTED] OCTOBER 31, 2003

[LOGO OMITTED]
SENECA

PHOENIX-SENECA GROWTH FUND

PHOENIX-SENECA STRATEGIC THEME FUND



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PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS(SM)

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      With this writing, events in the news have reflected regulatory concern regarding the business conduct of a few mutual fund companies. Your fund's management is continually re-evaluating all of our policies and procedures to ensure that we are not only compliant with regulatory standards, but also conforming to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this Phoenix Strategic Equity Series Fund's semiannual report. With this writing we are continuing to witness new signs of life in the equity markets, and I am encouraged that our overall economy may be beginning a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix-Seneca Growth Fund and Phoenix-Seneca Strategic Theme Fund may help you in this effort.

      To learn more about your investments, investing, and the latest industry news, visit PhoenixInvestments.com.


Sincerely,

/s/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds


DECEMBER 1, 2003

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------



1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

TABLE OF CONTENTS




Phoenix-Seneca Growth Fund ................................................  3
Phoenix-Seneca Strategic Theme Fund .......................................  9
Notes to Financial Statements ............................................. 15





This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-SENECA GROWTH FUND

                         INVESTMENTS AT OCTOBER 31, 2003
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                       -------   ------------

COMMON STOCKS--89.7%

AIR FREIGHT & COURIERS--3.6%
United Parcel Service, Inc. Class B ..............     126,920   $  9,204,238

ALUMINUM--2.0%
Alcoa, Inc. ......................................     165,240      5,216,627

BIOTECHNOLOGY--2.5%
Amgen, Inc.(b) ...................................     102,880      6,353,869

BROADCASTING & CABLE TV--1.8%
Comcast Corp. Class A(b) .........................     136,750      4,638,560

BUILDING PRODUCTS--2.0%
Masco Corp. ......................................     182,280      5,012,700

COMMUNICATIONS EQUIPMENT--5.5%
Cisco Systems, Inc.(b) ...........................     372,810      7,821,554
Corning, Inc.(b) .................................     567,110      6,226,868
                                                                 ------------
                                                                   14,048,422
                                                                 ------------

COMPUTER HARDWARE--4.4%
Apple Computer, Inc.(b) ..........................     195,070      4,465,152
International Business Machines Corp. ............      77,480      6,932,911
                                                                 ------------
                                                                   11,398,063
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--2.3%
EMC Corp.(b) .....................................     430,920      5,963,933

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.9%
Deere & Co. ......................................     121,540      7,367,755

CONSUMER FINANCE--3.0%
American Express Co. .............................     161,420      7,575,441

DIVERSIFIED CHEMICALS--2.0%
Dow Chemical Co. (The) ...........................     134,090      5,053,852

FOOTWEAR--2.4%
NIKE, Inc. Class B ...............................      97,540      6,232,806

GENERAL MERCHANDISE STORES--1.8%
Target Corp. .....................................     118,780      4,720,317

HEALTH CARE EQUIPMENT--4.0%
Boston Scientific Corp.(b) .......................      72,600      4,916,472
Medtronic, Inc. ..................................     118,650      5,406,880
                                                                 ------------
                                                                   10,323,352
                                                                 ------------


                                                       SHARES        VALUE
                                                       -------   ------------


HOME IMPROVEMENT RETAIL--3.1%
Lowe's Cos., Inc. ................................     134,050   $  7,899,567

HOUSEHOLD PRODUCTS--2.5%
Procter & Gamble Co. (The) .......................      65,010      6,389,833

HYPERMARKETS & SUPER CENTERS--3.5%
Wal-Mart Stores, Inc. ............................     151,100      8,907,345

INDUSTRIAL CONGLOMERATES--7.1%
3M Co. ...........................................     103,000      8,123,610
General Electric Co. .............................     351,110     10,185,701
                                                                 ------------
                                                                   18,309,311
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--2.5%
Goldman Sachs Group, Inc. (The) ..................      67,710      6,357,969

MOVIES & ENTERTAINMENT--2.5%
Walt Disney Co. (The) ............................     280,260      6,345,086

OIL & GAS EQUIPMENT & SERVICES--2.1%
Schlumberger Ltd. ................................     115,470      5,423,626

OTHER DIVERSIFIED FINANCIAL SERVICES--2.8%
Citigroup, Inc. ..................................     148,880      7,056,912

PHARMACEUTICALS--7.9%
Abbott Laboratories ..............................     118,270      5,040,667
Pfizer, Inc. .....................................     246,130      7,777,708
Wyeth ............................................     169,770      7,493,648
                                                                 ------------
                                                                   20,312,023
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--3.3%
Applied Materials, Inc.(b) .......................     358,620      8,380,949

SEMICONDUCTORS--3.2%
Intel Corp. ......................................     249,340      8,240,687

SOFT DRINKS--3.0%
PepsiCo, Inc. ....................................     160,270      7,664,111

SYSTEMS SOFTWARE--6.0%
Microsoft Corp. ..................................     339,590      8,880,279
VERITAS Software Corp.(b) ........................     177,000      6,398,550
                                                                 ------------
                                                                   15,278,829
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $202,467,974)                                    229,676,183
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                                                       SHARES        VALUE
                                                       -------   ------------

FOREIGN COMMON STOCKS--4.8%

COMMUNICATIONS EQUIPMENT--2.4%
Nokia Oyj ADR (Finland) ..........................     361,000   $  6,133,390

SEMICONDUCTORS--2.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR
(Taiwan)(b) ......................................     565,779      6,257,515

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,759,899)                                      12,390,905
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.5%
(IDENTIFIED COST $213,227,873)                                    242,067,088
-----------------------------------------------------------------------------



                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)
                                          --------      ------
SHORT-TERM OBLIGATIONS--7.6%


FEDERAL AGENCY SECURITIES--2.3%
SLMA 0.96%, 11/3/03 ....................                $5,835      5,834,689

COMMERCIAL PAPER--5.3%
Harley-Davidson Funding Corp. 1.03%,
11/3/03 ................................      A-1        2,000      1,999,886

Harley-Davidson Funding  Corp. 1.02%,
11/4/03 ................................      A-1        1,760      1,759,850

Gannett Co. 1.02%, 11/5/03 .............      A-1        2,420      2,419,726
UBS Finance Delaware LLC 1.02%, 11/14/03      A-1+       3,450      3,448,729

Preferred Receivables Funding Corp. 1.05%,
11/21/03 ...............................      A-1        1,110      1,109,353

Archer Daniels Midland Co. 1.17%, 4/13/04     A-1        2,785      2,769,833
                                                                 ------------
                                                                   13,507,377
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $19,342,388)                                      19,342,066
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.1%
(IDENTIFIED COST $232,570,261)                                    261,409,154(a)

Other assets and liabilities, net--(2.1)%                          (5,352,719)
                                                                 ------------
NET ASSETS--100.0%                                               $256,056,435
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $31,708,897 and gross depreciation of $2,870,004 for federal income tax purposes. At October 31,2003, the aggregate cost of securities for federal income tax purposes was $232,570,261.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $232,570,261)                                 $ 261,409,154
Cash                                                                      3,828
Receivables
   Investment securities sold                                         3,578,942
   Dividends                                                            198,710
   Fund shares sold                                                     160,318
   Receivable from adviser                                                   15
Prepaid expenses                                                          4,118
                                                                  -------------
     Total assets                                                   265,355,085
                                                                  -------------
LIABILITIES
Payables
   Investment securities purchased                                    8,534,644
   Fund shares repurchased                                              409,664
   Investment advisory fee                                              147,869
   Transfer agent fee                                                    85,332
   Distribution and service fees                                         66,780
   Financial agent fee                                                   15,307
   Trustees' fee                                                          2,422
Accrued expenses                                                         36,632
                                                                  -------------
     Total liabilities                                                9,298,650
                                                                  -------------
NET ASSETS                                                        $ 256,056,435
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 328,988,628
Accumulated net investment loss                                        (395,763)
Accumulated net realized loss                                      (101,375,323)
Net unrealized appreciation                                          28,838,893
                                                                  -------------
NET ASSETS                                                        $ 256,056,435
                                                                  =============
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $34,880,432)                   3,002,509
Net asset value and offering price per share                             $11.62

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $187,074,794)                 16,715,488
Net asset value per share                                                $11.19
Offering price per share $11.19/(1-5.75%)                                $11.87

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $15,467,043)                   1,463,286
Net asset value and offering price per share                             $10.57

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $18,634,166)                   1,767,396
Net asset value and offering price per share                             $10.54


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2003
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                          $  1,042,933
Interest                                                                 79,639
Foreign taxes withheld                                                  (12,175)
                                                                   ------------
     Total investment income                                          1,110,397
                                                                   ------------
EXPENSES
Investment advisory fee                                                 754,853
Service fees, Class A                                                   194,223
Distribution and service fees, Class B                                   72,679
Distribution and service fees, Class C                                   87,236
Financial agent fee                                                      85,641
Transfer agent                                                          201,715
Registration                                                             37,091
Printing                                                                 22,641
Professional                                                             16,244
Trustees                                                                 13,587
Custodian                                                                 9,225
Miscellaneous                                                            11,025
                                                                   ------------
     Total expenses                                                   1,506,160
                                                                   ------------
NET INVESTMENT LOSS                                                    (395,763)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                      (2,588,978)
Net change in unrealized appreciation (depreciation) on
   investments                                                       33,145,530
                                                                   ------------
NET GAIN ON INVESTMENTS                                              30,556,552
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $ 30,160,789
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                   Six Months
                                                                                      Ended
                                                                                    10/31/03       Year Ended
                                                                                   (Unaudited)      4/30/03
                                                                                  ------------    ------------
FROM OPERATIONS
   Net investment income (loss)                                                   $   (395,763)   $   (933,092)
   Net realized gain (loss)                                                         (2,588,978)    (37,895,229)
   Net change in unrealized appreciation (depreciation)                             33,145,530      (5,061,230)
                                                                                  ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      30,160,789     (43,889,551)
                                                                                  ------------    ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (1,066,638 and 1,802,037 shares, respectively)     11,562,821      17,703,256
   Cost of shares repurchased (162,407 and 1,475,140 shares, respectively)          (1,808,835)    (14,325,021)
                                                                                  ------------    ------------
Total                                                                                9,753,986       3,378,235
                                                                                  ------------    ------------
CLASS A
   Proceeds from sales of shares (4,631,986 and 1,400,894 shares, respectively)     48,785,372      14,126,411
   Cost of shares repurchased (1,053,090 and 3,184,470 shares, respectively)       (11,049,233)    (30,606,792)
                                                                                  ------------    ------------
Total                                                                               37,736,139     (16,480,381)
                                                                                  ------------    ------------
CLASS B
   Proceeds from sales of shares (129,947 and 402,008 shares, respectively)          1,291,301       3,864,584
   Cost of shares repurchased (143,987 and 455,551 shares, respectively)            (1,415,090)     (4,126,492)
                                                                                  ------------    ------------
Total                                                                                 (123,789)       (261,908)
                                                                                  ------------    ------------
CLASS C
   Proceeds from sales of shares (208,264 and 1,462,973 shares, respectively)        2,075,726      13,550,619
   Cost of shares repurchased (259,619 and 858,441 shares, respectively)            (2,519,071)     (7,786,373)
                                                                                  ------------    ------------
Total                                                                                 (443,345)      5,764,246
                                                                                  ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        46,922,991      (7,599,808)
                                                                                  ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            77,083,780     (51,489,359)

NET ASSETS
   Beginning of period                                                             178,972,655     230,462,014
                                                                                  ------------    ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
     ($395,763) AND $0, RESPECTIVELY]                                             $256,056,435    $178,972,655
                                                                                  ============    ============

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS

     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                     CLASS X
                                         -------------------------------------------------------------------------------------------
                                         SIX MONTHS                                                  SEVEN           YEAR ENDED
                                            ENDED                  YEAR ENDED APRIL 30,              MONTHS         SEPTEMBER 30,
                                          10/31/03        -------------------------------------      ENDED     ---------------------
                                         (UNAUDITED)         2003        2002          2001         4/30/00       1999        1998

Net asset value, beginning of period         $10.07         $12.30      $14.66        $22.31        $19.92       $16.46      $16.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  --(1)(6)    (0.02)(1)      --(1)      (0.01)(1)     (0.01)(1)    (0.04)(1)      --
   Net realized and unrealized gain (loss)     1.55          (2.21)      (2.31)        (3.36)         4.94         5.11        1.28
                                             ------         ------      ------        ------        ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS          1.55          (2.23)      (2.31)        (3.37)         4.93         5.07        1.28
                                             ------         ------      ------        ------        ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income          --             --          --            --            --           --       (0.02)
   Distributions from net realized gains         --             --       (0.05)        (4.28)        (2.54)       (1.61)      (1.23)
                                             ------         ------      ------        ------        ------       ------      ------
     TOTAL DISTRIBUTIONS                         --             --       (0.05)        (4.28)        (2.54)       (1.61)      (1.25)
                                             ------         ------      ------        ------        ------       ------      ------
Change in net asset value                      1.55          (2.23)      (2.36)        (7.65)         2.39         3.46        0.03
                                             ------         ------      ------        ------        ------      ------       ------
NET ASSET VALUE, END OF PERIOD               $11.62         $10.07      $12.30        $14.66        $22.31       $19.92      $16.46
                                             ======         ======      ======        ======        ======       ======      ======
Total return                                  15.39 %(4)    (18.13)%    (15.76)%      (16.22)%       25.04 %(4)   32.19 %      8.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $34,880        $21,121     $21,786       $28,864       $40,174      $35,695     $30,713
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          1.07 %(3)      1.13 %      1.04 %(5)     0.97 %(5)     1.06 %(3)    1.16 %      1.14%
   Net investment income (loss)               (0.04)%(3)     (0.20)%      0.03 %       (0.03)%       (0.05)%(3)   (0.20)%      0.02%
Portfolio turnover                               57 %(4)       101 %       131 %         134 %          68 %(4)     169 %       166%



                                                                                     CLASS A
                                         ------------------------------------------------------------------------------------------
                                         SIX MONTHS                                                 SEVEN           YEAR ENDED
                                            ENDED                  YEAR ENDED APRIL 30,             MONTHS         SEPTEMBER 30,
                                          10/31/03        -------------------------------------     ENDED     ---------------------
                                         (UNAUDITED)         2003        2002          2001        4/30/00       1999        1998

Net asset value, beginning of period         $ 9.71         $11.90      $14.22        $21.83       $19.57       $16.23      $16.28
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               (0.02)(1)      (0.04)(1)   (0.03)(1)     (0.05)(1)    (0.04)(1)    (0.09)(1)   (0.06)
   Net realized and unrealized gain (loss)     1.50          (2.15)      (2.24)        (3.28)        4.84         5.04        1.24
                                             ------         ------      ------        ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS          1.48          (2.19)      (2.27)        (3.33)        4.80         4.95        1.18
                                             ------         ------      ------        ------       ------       ------      ------
LESS DISTRIBUTIONS
   Distributions from net realized gains         --             --       (0.05)        (4.28)       (2.54)       (1.61)      (1.23)
                                             ------         ------      ------        ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                         --             --       (0.05)        (4.28)       (2.54)       (1.61)      (1.23)
                                             ------         ------      ------        ------       ------       ------      ------
Change in net asset value                      1.48          (2.19)      (2.32)        (7.61)        2.26         3.34       (0.05)
                                             ------         ------      ------        ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD               $11.19         $ 9.71      $11.90        $14.22       $21.83       $19.57      $16.23
                                             ======         ======      ======        ======       ======       ======      ======
Total return(2)                               15.24 %(4)    (18.40)%    (15.97)%      (16.42)%      24.81 %(4)   31.89 %      7.93 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $187,075       $127,553    $177,518      $215,736      $46,727      $31,001     $17,364

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          1.32 %(3)      1.38 %      1.29 %(5)     1.22 %(5)    1.31 %(3)    1.44 %      1.55 %
   Net investment income (loss)               (0.29)%(3)     (0.41)%     (0.22)%       (0.29)%      (0.29)%(3)   (0.49)%     (0.36)%
Portfolio turnover                               57 %(4)       101 %       131 %         134 %         68 %(4)     169 %       166 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Amount is less than $0.01.
                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS

     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                     CLASS B


                                                                                     CLASS B
                                         -----------------------------------------------------------------------------------
                                         SIX MONTHS                                          SEVEN           YEAR ENDED
                                            ENDED                YEAR ENDED APRIL 30,        MONTHS         SEPTEMBER 30,
                                          10/31/03      ----------------------------------   ENDED      --------------------
                                         (UNAUDITED)       2003       2002        2001      4/30/00       1999        1998

Net asset value, beginning of period         $ 9.21       $11.36     $13.68      $21.34      $19.28       $16.19     $18.71
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               (0.05)(1)    (0.11)(1)  (0.12)(1)   (0.17)(1)   (0.17)(1)    (0.31)(1)  (0.04)
   Net realized and unrealized gain (loss)     1.41        (2.04)     (2.15)      (3.21)       4.77         5.01      (2.48)
                                             ------       ------     ------      ------      ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS          1.36        (2.15)     (2.27)      (3.38)       4.60         4.70      (2.52)
                                             ------       ------     ------      ------      ------       ------     ------
LESS DISTRIBUTIONS
   Distributions from net realized gains         --           --      (0.05)      (4.28)      (2.54)       (1.61)        --
                                             ------       ------     ------      ------      ------       ------     ------
     TOTAL DISTRIBUTIONS                         --           --      (0.05)      (4.28)      (2.54)       (1.61)        --
                                             ------       ------     ------      ------      ------       ------     ------
Change in net asset value                      1.36        (2.15)     (2.32)      (7.66)       2.06         3.09      (2.52)
                                             ------       ------     ------      ------      ------       ------     ------
NET ASSET VALUE, END OF PERIOD               $10.57       $ 9.21     $11.36      $13.68      $21.34       $19.28     $16.19
                                             ======       ======     ======      ======      ======       ======     ======
Total return(2)                               14.77 %(4)  (18.93)%   (16.60)%    (17.11)%     24.10 %(4)   30.31 %   (13.47)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $15,467      $13,600    $17,397     $16,458     $10,431       $4,395       $519

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          2.07 %(3)    2.13 %     2.04 %(7)   1.97 %(7)   2.42 %(3)    2.60 %(5)  2.60 %(3)(5)
   Net investment income (loss)               (1.03)%(3)   (1.16)%    (0.98)%     (1.03)%     (1.39)%(3)   (1.66)%    (1.12)%(3)
Portfolio turnover                               57 %(4)     101 %      131 %       134 %        68 %(4)     169 %      166 %(4)



                                                                                     CLASS C
                                         -----------------------------------------------------------------------------------
                                         SIX MONTHS                                          SEVEN           YEAR ENDED
                                            ENDED                YEAR ENDED APRIL 30,        MONTHS         SEPTEMBER 30,
                                          10/31/03      ----------------------------------   ENDED       -------------------
                                         (UNAUDITED)       2003       2002        2001      4/30/00       1999        1998

Net asset value, beginning of period         $ 9.18       $11.33     $13.65      $21.29      $19.25       $16.18     $18.71
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               (0.05)(1)    (0.11)(1)  (0.12)(1)   (0.17)(1)   (0.19)(1)    (0.32)(1)  (0.06)
   Net realized and unrealized gain (loss)     1.41        (2.04)     (2.15)      (3.19)       4.77         5.00      (2.47)
                                             ------       ------     ------      ------      ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS          1.36        (2.15)     (2.27)      (3.36)       4.58         4.68      (2.53)
                                             ------       ------     ------      ------      ------       ------     ------
LESS DISTRIBUTIONS
   Distributions from net realized gains         --           --      (0.05)      (4.28)      (2.54)       (1.61)        --
                                             ------       ------     ------      ------      ------       ------     ------
     TOTAL DISTRIBUTIONS                         --           --      (0.05)      (4.28)      (2.54)       (1.61)        --
                                             ------       ------     ------      ------      ------       ------     ------
Change in net asset value                      1.36        (2.15)     (2.32)      (7.64)       2.04         3.07      (2.53)
                                             ------       ------     ------      ------      ------       ------     ------
NET ASSET VALUE, END OF PERIOD               $10.54       $ 9.18     $11.33      $13.65      $21.29       $19.25     $16.18
                                             ======       ======     ======      ======      ======       ======     ======
Total return(2)                               14.81 %(4)  (18.98)%   (16.64)%    (17.08)%     24.09 %(4)   30.20 %   (13.52)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $18,634      $16,698    $13,761     $12,641      $9,939       $1,833      $126

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          2.07 %(3)    2.14 %     2.04 %(7)   1.97 %(7)   2.51 %(3)    2.60 %(6)  2.60 %(3)(6)
   Net investment income (loss)               (1.03)%(3)   (1.19)%    (0.98)%     (1.02)%     (1.48)%(3)   (1.66)%    (1.39)%(3)
Portfolio turnover                               57 %(4)     101 %      131 %       134 %        68 %(4)     169 %      166 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% and 12.48% for the periods ended September 30, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 20.24% for the periods ended September 30, 1999 and 1998, respectively.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

                         INVESTMENTS AT OCTOBER 31, 2003
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       -------   ------------
COMMON STOCKS--90.1%


AIR FREIGHT & COURIERS--4.2%
United Parcel Service, Inc. Class B ..............     125,850   $  9,126,642

ALUMINUM--3.1%
Alcoa, Inc. ......................................     212,150      6,697,575

BIOTECHNOLOGY--5.6%
Amgen, Inc.(b) ...................................     110,460      6,822,010
Gilead Sciences, Inc.(b) .........................      94,400      5,152,352
                                                                 ------------
                                                                   11,974,362
                                                                 ------------

BROADCASTING & CABLE TV--3.4%
Comcast Corp. Class A(b) .........................     218,700      7,418,304

COMMUNICATIONS EQUIPMENT--7.7%
Cisco Systems, Inc.(b) ...........................     443,810      9,311,134
Corning, Inc.(b) .................................     666,150      7,314,327
                                                                 ------------
                                                                   16,625,461
                                                                 ------------

COMPUTER HARDWARE--5.4%
Apple Computer, Inc.(b) ..........................     167,530      3,834,762
International Business Machines Corp. ............      85,800      7,677,384
                                                                 ------------
                                                                   11,512,146
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--4.4%
EMC Corp.(b) .....................................     677,170      9,372,033

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--4.1%
Deere & Co. ......................................     144,760      8,775,351

CONSUMER FINANCE--3.5%
American Express Co. .............................     159,860      7,502,230

DIVERSIFIED CHEMICALS--3.0%
Dow Chemical Co. (The) ...........................     170,540      6,427,653

FOOTWEAR--3.5%
NIKE, Inc. Class B ...............................     119,100      7,610,490

HEALTH CARE EQUIPMENT--5.3%
Boston Scientific Corp.(b) .......................      62,300      4,218,956
Medtronic, Inc. ..................................     157,800      7,190,946
                                                                 ------------
                                                                   11,409,902
                                                                 ------------


                                                        SHARES       VALUE
                                                       -------   ------------

HOUSEHOLD PRODUCTS--3.8%
Procter & Gamble Co. (The) .......................      82,500   $  8,108,925

INDUSTRIAL CONGLOMERATES--4.0%
3M Co. ...........................................     109,760      8,656,771

INVESTMENT BANKING & BROKERAGE--4.5%
Goldman Sachs Group, Inc. (The) ..................     102,590      9,633,201

OIL & GAS EQUIPMENT & SERVICES--3.0%
Schlumberger Ltd. ................................     135,700      6,373,829

OTHER DIVERSIFIED FINANCIAL SERVICES--3.5%
Citigroup, Inc. ..................................     158,000      7,489,200

PHARMACEUTICALS--3.6%
Pfizer, Inc. .....................................     243,300      7,688,280

SEMICONDUCTOR EQUIPMENT--3.5%
Applied Materials, Inc.(b) .......................     320,830      7,497,797

SEMICONDUCTORS--4.3%
Intel Corp. ......................................     280,440      9,268,542

SYSTEMS SOFTWARE--6.7%
Microsoft Corp. ..................................     287,720      7,523,878
VERITAS Software Corp.(b) ........................     191,800      6,933,570
                                                                 ------------
                                                                   14,457,448
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $165,310,203)                                    193,626,142
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--6.8%

COMMUNICATIONS EQUIPMENT--3.5%
Nokia Oyj ADR (Finland) ..........................     444,600      7,553,754

SEMICONDUCTORS--3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR
(Taiwan)(b) ......................................     648,184      7,168,915

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $12,768,466)                                      14,722,669
-----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--96.9%
(IDENTIFIED COST $178,078,669)                                    208,348,811
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund




                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)         VALUE
                                           --------    -------   ------------



SHORT-TERM OBLIGATIONS--6.7%

COMMERCIAL PAPER--6.7%
ABSC Capital Corp. 1.07%, 11/3/03 ......      A-1       $2,500   $  2,499,852
Target Corp. 1.04%, 11/3/03 ............      A-1        4,460      4,459,742

Du Pont (E. I.) de Nemours & Co. 1.02%,
11/5/03 ................................      A-1+       1,640      1,639,814

Emerson Electric Co. 1%, 11/5/03 .......      A-1        3,000      2,999,667
CIT Group, Inc. 1.06%, 12/1/03 .........      A-1        1,455      1,453,693
Oil Insurance Ltd. 1.07%, 12/16/03 .....      A-1        1,285      1,283,281

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $14,336,071)                                      14,336,049
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--103.6%
(IDENTIFIED COST $192,414,740)                                    222,684,860(a)

Other assets and liabilities, net--(3.6)%                          (7,812,967)
                                                                 ------------
NET ASSETS--100.0%                                               $214,871,893
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $31,148,832 and gross depreciation of $878,712 for federal income tax purposes. At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $192,414,740.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $192,414,740)                                 $ 222,684,860
Cash                                                                      3,077
Receivables
   Investment securities sold                                         3,563,537
   Dividends                                                            194,988
   Fund shares sold                                                      54,578
   Receivable from adviser                                                    4
Prepaid expenses                                                          4,052
                                                                  -------------
     Total assets                                                   226,505,096
                                                                  -------------
LIABILITIES
Payables
   Investment securities purchased                                   10,999,390
   Fund shares repurchased                                              196,924
   Transfer agent fee                                                   182,460
   Investment advisory fee                                              134,721
   Distribution and service fees                                         68,511
   Financial agent fee                                                   14,141
   Trustees' fee                                                          2,420
Accrued expenses                                                         34,636
                                                                  -------------
     Total liabilities                                               11,633,203
                                                                  -------------
NET ASSETS                                                        $ 214,871,893
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest$                   459,859,033
Accumulated net investment loss                                        (879,019)
Accumulated net realized loss                                      (274,378,241)
Net unrealized appreciation                                          30,270,120
                                                                  -------------
NET ASSETS                                                        $ 214,871,893
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $177,247,260)                 20,485,437
Net asset value per share                                                 $8.65
Offering price per share $8.65/(1-5.75%)                                  $9.18

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $33,537,101)                   4,200,174
Net asset value and offering price per share                              $7.98

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $4,087,532)                      511,503
Net asset value and offering price per share                              $7.99



                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2003
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                          $   833,005
Interest                                                                30,595
Foreign taxes withheld                                                 (17,310)
                                                                   -----------
     Total investment income                                           846,290
                                                                   -----------
EXPENSES
Investment advisory fee                                                770,569
Service fees, Class A                                                  211,535
Distribution and service fees, Class B                                 162,169
Distribution and service fees, Class C                                  19,116
Financial agent fee                                                     83,137
Transfer agent                                                         375,637
Printing                                                                28,629
Registration                                                            21,948
Professional                                                            16,244
Trustees                                                                14,670
Custodian                                                               10,457
Miscellaneous                                                           11,198
                                                                   -----------
     Total expenses                                                  1,725,309
                                                                   -----------
NET INVESTMENT LOSS                                                   (879,019)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      6,118,741
Net change in unrealized appreciation (depreciation) on
   investments                                                      32,783,624
                                                                   -----------
NET GAIN ON INVESTMENTS                                             38,902,365
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $38,023,346
                                                                   ===========

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                   Six Months
                                                                                      Ended
                                                                                    10/31/03        Year Ended
                                                                                   (Unaudited)        4/30/03
                                                                                  -------------    -------------
FROM OPERATIONS
   Net investment income (loss)                                                   $    (879,019)   $  (2,360,140)
   Net realized gain (loss)                                                           6,118,741      (69,840,522)
   Net change in unrealized appreciation (depreciation)                              32,783,624        5,719,955
                                                                                  -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       38,023,346      (66,480,707)
                                                                                  -------------    -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (589,784 and 1,202,409 shares, respectively)         4,675,486        8,373,162
   Cost of shares repurchased (1,862,840 and 7,038,581 shares, respectively)        (14,862,259)     (50,064,099)
                                                                                  -------------    -------------
Total                                                                               (10,186,773)     (41,690,937)
                                                                                  -------------    -------------
CLASS B
   Proceeds from sales of shares (128,908 and 314,731 shares, respectively)             963,493        2,057,339
   Cost of shares repurchased (558,990 and 2,741,086 shares, respectively)           (4,089,206)     (18,093,979)
                                                                                  -------------    -------------
Total                                                                                (3,125,713)     (16,036,640)
                                                                                  -------------    -------------
CLASS C
   Proceeds from sales of shares (80,249 and 67,302 shares, respectively)               565,106          446,332
   Cost of shares repurchased (59,098 and 226,497 shares, respectively)                (434,918)      (1,526,662)
                                                                                  -------------    -------------
Total                                                                                   130,188       (1,080,330)
                                                                                  -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (13,182,298)     (58,807,907)
                                                                                  -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                             24,841,048     (125,288,614)

NET ASSETS
   Beginning of period                                                              190,030,845      315,319,459
                                                                                  -------------    -------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
     ($879,019) AND $0, RESPECTIVELY]                                             $ 214,871,893    $ 190,030,845
                                                                                  =============    =============

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS

     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS A
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                      YEAR ENDED APRIL 30,
                                                      10/31/03       --------------------------------------------------------------
                                                     (UNAUDITED)       2003       2002         2001         2000         1999
Net asset value, beginning of period                     $ 7.17       $ 9.06     $13.02       $22.62       $18.22       $13.70
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.03)       (0.07)     (0.09)       (0.15)       (0.16)       (0.11)
   Net realized and unrealized gain (loss)                 1.51        (1.82)     (3.83)       (6.10)        8.69         6.03
                                                         ------       ------     ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.48        (1.89)     (3.92)       (6.25)        8.53         5.92
                                                         ------       ------     ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --           --      (0.04)       (3.35)       (4.13)       (1.40)
                                                         ------       ------     ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                     --           --      (0.04)       (3.35)       (4.13)       (1.40)
                                                         ------       ------     ------       ------       ------       ------
Change in net asset value                                  1.48        (1.89)     (3.96)       (9.60)        4.40         4.52
                                                         ------       ------     ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                           $ 8.65       $ 7.17     $ 9.06       $13.02       $22.62       $18.22
                                                         ======       ======     ======       ======       ======       ======
Total return(1)                                           20.64 %(5)  (20.86)%   (30.13)%     (27.94)%      53.26 %      44.91 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $177,247     $156,017   $250,131     $416,159     $620,919     $107,871

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.55 %(4)    1.60 %     1.39 %(3)    1.30 %(3)    1.29 %(3)    1.38 %(3)
   Net investment income (loss)                           (0.72)%(4)   (0.95)%    (0.87)%      (0.81)%      (0.77)%      (0.72)%
Portfolio turnover                                           55 %(5)     119 %      147 %        129 %        157 %        205 %

                                                                                        CLASS B
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                      YEAR ENDED APRIL 30,
                                                      10/31/03       --------------------------------------------------------------
                                                     (UNAUDITED)       2003       2002         2001         2000         1999
Net asset value, beginning of period                     $ 6.64       $ 8.46     $12.25       $21.70       $17.75       $13.46
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.05)       (0.11)     (0.16)       (0.27)       (0.28)       (0.22)
   Net realized and unrealized gain (loss)                 1.39        (1.71)     (3.59)       (5.83)        8.36         5.91
                                                         ------       ------     ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.34        (1.82)     (3.75)       (6.10)        8.08         5.69
                                                         ------       ------     ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --           --      (0.04)       (3.35)       (4.13)       (1.40)
                                                         ------       ------     ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                     --           --      (0.04)       (3.35)       (4.13)       (1.40)
                                                         ------       ------     ------       ------       ------       ------
Change in net asset value                                  1.34        (1.82)     (3.79)       (9.45)        3.95         4.29
                                                         ------       ------     ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                           $ 7.98       $ 6.64     $ 8.46       $12.25       $21.70       $17.75
                                                         ======       ======     ======       ======       ======       ======
Total return(1)                                           20.18 %(5)  (21.51)%   (30.64)%     (28.48)%      52.03 %      43.98 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $33,537      $30,755    $59,690     $107,589     $157,169      $84,698

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.30 %(4)    2.34 %     2.14 %(3)    2.05 %(3)    2.04 %(3)    2.13 %(3)
   Net investment income (loss)                           (1.47)%(4)   (1.71)%    (1.62)%      (1.56)%      (1.47)%      (1.48)%
Portfolio turnover                                           55 %(5)     119 %      147 %        129 %        157 %        205 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS

     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                        CLASS C
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                      YEAR ENDED APRIL 30,
                                                      10/31/03       --------------------------------------------------------------
                                                     (UNAUDITED)       2003       2002         2001         2000         1999
Net asset value, beginning of period                     $ 6.65       $ 8.47     $12.26       $21.71       $17.75       $13.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.05)       (0.11)     (0.16)       (0.25)       (0.29)       (0.22)
   Net realized and unrealized gain (loss)                 1.39        (1.71)     (3.59)       (5.85)        8.38         5.90
                                                         ------       ------     ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                      1.34        (1.82)     (3.75)       (6.10)        8.09         5.68
                                                         ------       ------     ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --           --      (0.04)       (3.35)       (4.13)       (1.40)
                                                         ------       ------     ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                     --           --      (0.04)       (3.35)       (4.13)       (1.40)
                                                         ------       ------     ------       ------       ------       ------
Change in net asset value                                  1.34        (1.82)     (3.79)       (9.45)        3.96         4.28
                                                         ------       ------     ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                           $ 7.99       $ 6.65     $ 8.47       $12.26       $21.71       $17.75
                                                         ======       ======     ======       ======       ======       ======
Total return(1)                                           20.15 %(5)  (21.49)%   (30.61)%     (28.46)%      52.09 %      43.87 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $4,088       $3,260     $5,499       $7,634       $5,156         $682

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.30 %(4)    2.34 %     2.14 %(3)    2.05 %(3)    2.04 %(3)    2.13 %(3)
   Net investment income (loss)                           (1.47)%(4)   (1.71)%    (1.61)%      (1.53)%      (1.53)%      (1.47)%
Portfolio turnover                                           55 %(5)     119 %      147 %        129 %        157 %        205 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED)


1. ORGANIZATION

   Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently two Funds are offered for sale (each a "Fund"). The Growth Fund is diversified and has an investment objective of long-term capital growth. The Strategic Theme Fund is diversified and has an investment objective of long-term capital growth.

   Each Fund offers Class A, Class B and Class C shares. The Growth Fund also offers Class X shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class X shares are sold without a sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear different distribution and/or service expenses and have exclusive voting rights with respect to its distribution plan. Class X shares bear no distribution and/or service expenses. Income and expenses and realized and unrealized gains and loss of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:

   Expenses incurred by the Trust with respect to the Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries at risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                    1st $1       $1-2      $2+
                                    Billion    Billion    Billion
                                    -------    -------    -------
Growth Fund ...................      0.70%      0.65%      0.60%
Strategic Theme Fund ..........      0.75%      0.70%      0.65%

   Seneca Capital Management LLC ("Seneca") serves as subadviser to PIC for the Growth Fund and Strategic Theme Fund. For its services for the Growth Fund, Seneca is paid a fee by the Adviser of 0.35% of the average daily net assets of the Fund up to $1 billion, 0.325% between $1 billion to $2 billion, and 0.30% in excess of $2 billion. For its services for the Strategic Theme Fund, Seneca is paid a fee by the Adviser of 0.375% of the average daily net assets of the Fund up to $1 billion, 0.35% between $1 billion to $2 billion, and 0.325% in excess of $2 billion. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners, Ltd. ("PXP"), an indirect wholly-owned subsidiary of PNX.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the period ended October 31, 2003, as follows:

                                 Class A       Class B       Class C
                               Net Selling    Deferred      Deferred
                               Commissions  Sales Charges  Sales Charges
                               -----------  -------------  -------------
Growth Fund ................     $3,767         $16,336       $1,875
Strategic Theme Fund .......      5,936          12,367          144

   In addition to these amounts the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX for Class A net selling commissions:

Growth Fund ................    $ 2,876
Strategic Theme Fund .......     12,558

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class X.

   The Distributor has advised the Trust that the total amount expensed for the period ended October 31, 2003, is as follows:

                                              Distribution     Distribution
                              Distribution       and/or            and/or
                                 and/or       service fees     service fees
                              service fees      paid to            paid to
                               retained by     Unaffiliated    W.S. Griffith
                               Distributor     Participants    Securities, Inc.
                              ------------    -------------    ----------------
Growth Fund ............         $156,241        $193,733           $ 4,164
Strategic Theme Fund ...          146,749         211,805            34,266

   For the period ended October 31, 2003, the following Funds paid PXP Securities Corp., an indirect subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf of each Fund as follows:
                                                    Commissions Paid
                                                 to PXP Securities Corp.
                                                ------------------------
Growth Fund ...............................              $40,478

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the period ended October 31, 2003, the Trust paid PEPCO $168,778. The fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix Funds serviced by PFPC Inc. Certain minimum fees may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended October 31, 2003, transfer agent fees were $577,352 as reported in the Statement of Operations, of which PEPCO retained the following:


                                                    Transfer Agent
                                                     Fee Retained
                                                    --------------
Growth Fund ...................................        $ 69,718
Strategic Theme Fund ..........................         152,270

   At October 31, 2003, PNX and its affiliates held shares of the Trust as follows:
                                                            Aggregate
                                                            Net Asset
                                                  Shares      Value
                                                  -------   ---------
Growth Fund--Class B .........................     16,482    $174,215
Growth Fund--Class C .........................      8,644      91,108

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2003, aggregated the following:

                                                   Purchases       Sales
                                                 ------------  ------------
Growth Fund ..................................   $152,050,228  $114,197,105
Strategic Theme Fund .........................    108,563,309   126,119,949

   There were no purchases or sales of long-term U.S. Government securities.

5. ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts. Certain Funds may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

6. FEDERAL INCOME TAX INFORMATION

   The funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                       Expiration Year
                                     2010           2011              Total
                                 ------------    -----------      ------------
Growth Fund ..................   $ 50,273,807    $39,492,502      $ 89,766,309
Strategic Theme Fund .........    200,938,063     71,299,405       272,237,468

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.



The advisers and subadvisers to each of The Phoenix Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Boards of Trustees of the Funds. You may obtain a copy of these procedures, free of charge, by calling "toll-free" 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                               FUND COMPLEX
    NAME, ADDRESS AND              LENGTH OF    OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH               TIME SERVED     TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway                Served since       35        Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
  Rittenhouse Advisors, LLC        1988.                       Trustee/Director, Realty Foundation of New York (1972-present),
  101 Park Avenue                                              Josiah Macy, Jr., Foundation (1975-present), Pace University
  New York, NY 10178                                           (1978-present), New York Housing Partnership Development Corp.
  DOB: 8/2/29                                                  (Chairman) (1981-present), Greater New York Councils, Boy Scouts of
                                                               America (1985-present), The Academy of Political Science (Vice
                                                               Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                               (1989-present). Chairman, Metropolitan Transportation Authority
                                                               (1992-2001). Director, Trism, Inc. (1994-2001), Consolidated Edison
                                                               Company of New York, Inc. (1970-2002), Atlantic Mutual Insurance
                                                               Company (1974-2002), Centennial Insurance Company (1974-2002), Union
                                                               Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities
                                                               Fund (Advisory Director) (1990-2000), Accuhealth (1994-2002), The
                                                               Harlem Youth Development Foundation (1998-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne             Served since       35        Currently retired.
  The Flat, Elmore Court          1988.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries             Served since       28        Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902        1995.                        Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
  Naples, FL 34108                                             Investment Partners, Ltd.
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.                Served since       25        Partner, Stonington Partners, Inc. (private equity fund) since 2001.
  Stonington Partners, Inc.       1993.                        Chairman (1995 to 2000) and Chief Executive Officer (1995-1998),
  736 Market Street, Ste. 1430                                 Carson Products Company (cosmetics). Director/Trustee, Evergreen
  Chattanooga, TN 37402                                        Funds (six portfolios).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara           Served since       35        Managing Director, U.S. Trust Company of New York (private bank)
  U.S. Trust Company of           2001.                        (1982-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                               FUND COMPLEX
    NAME, ADDRESS AND              LENGTH OF    OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH               TIME SERVED     TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris               Served since       35        Currently retired, Vice President, W.H. Reaves and Company
  164 Laird Road                  1995.                        (investment management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson             Served since       25        Managing Director, Northway Management Company (1998-present).
  Northway Management Company     1988.                        Managing Director, Mullin Associates (1993-1998).
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.          Served since       25        Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street                 1995.                        Compuware (1996-present) and WWF, Inc. (2000-present). President, The
  Alexandria, VA 22314                                         Trust for America's Health (non-profit) (2001-present). Director,
  DOB: 5/16/31                                                 Duty Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                               FUND COMPLEX
    NAME, ADDRESS AND              LENGTH OF    OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH               TIME SERVED     TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche            Served since       28        Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC        2002.                        Director, The Phoenix Companies, Inc. (2001-present) and Phoenix
   30 Rockefeller Plaza,                                       Life Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
 -----------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin           Served since       45        Consultant, Phoenix Investment Partners Ltd. (2002-present).
   DOB: 10/23/46                  1993.                        Director, PXRE Corporation (Delaware) (1985-present), World Trust
                                                               Fund (1991-present). Chairman (1997-2002), Director (1995-2002), Vice
   Chairman                                                    Chairman (1995-1997) and Chief Executive Officer (1995-2002), Phoenix
                                                               Investment Partners, Ltd. Director and Executive Vice President, The
                                                               Phoenix Companies, Inc. (2000-2002). Director (1994-2002) and
                                                               Executive Vice President, Investments (1987-2002), Phoenix Life
                                                               Insurance Company. Director (1983-2002) and Chairman (1995-2002),
                                                               Phoenix Investment Counsel, Inc. Director (1982-2002) and President
                                                               (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                               President, Phoenix/Zweig Advisers LLC (2001-2002). Director
                                                               (2001-2002) and President (April 2002-September 2002), Phoenix
                                                               Investment Management Company. Director and Executive Vice President,
                                                               Phoenix Life and Annuity Company (1996-2002). Director (1995-2000)
                                                               and Executive Vice President (1994-2002), PHL Variable Insurance
                                                               Company. Director, Phoenix National Trust Holding Company
                                                               (2001-2002). Director (1985-2002) and Vice President (1986-2002), PM
                                                               Holdings, Inc. Director, W.S. Griffith Associates, Inc. (1995-2002).
                                                               Director (1992-2002) and President (1993-1994), W.S. Griffith
                                                               Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates                 Served since       30        Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets,
   Hudson Castle Group, Inc.      1993.                        Inc.) (financial services) (1997-present). Managing Director, Wydown
   c/o Northeast Investment                                    Group (consulting firm) (1994-present). Director, Investors Financial
   Management, Inc.                                            Service Corporation (1995-present), Investors Bank & Trust
   50 Congress Street                                          Corporation (1995-present), Plymouth Rubber Co. (1995-present),
   Suite 1000                                                  Stifel Financial (1996-present), Connecticut River Bank
   Boston, MA 02109                                            (1998-present), New Hampshire Charitable Foundation (2001-present),
   DOB: 5/31/46                                                Trust Co. of New Hampshire (2002-present). Director and Treasurer,
                                                               Endowment for Health, Inc. (2000-present). Chairman, Emerson
                                                               Investment Management, Inc. (2000-present), Vice Chairman,
                                                               Massachusetts Housing Partnership (1998-1999). Director, Blue Cross
                                                               and Blue Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                               (1991-2000), Command Systems, Inc. (1998-2000), Phoenix Investment
                                                               Partners, Ltd. (1995-2001), 1Mind, Inc. (1999-2001), 1Mind.com
                                                               (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

  *Ms. LaMarche is an "interested person," as defined in the Investment Company
   Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 **Mr. McLoughlin is an "interested person," as defined in the Investment
   Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
***Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group, Inc. and The Phoenix Companies, Inc. and certain of its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer         Executive Vice President        Executive Vice President (1999-present) Senior Vice President
  DOB: 8/16/44             since 1993.                     (1995-1999), Chief Financial Officer (1995-present), Phoenix Investment
                                                           Partners, Ltd. Director (1998-present), Executive Vice President, Chief
                                                           Financial Officer and Treasurer (2000-present), Senior Vice President and
                                                           Chief Financial Officer (1996-2000), Phoenix Equity Planning Corporation.
                                                           Director (1998-present), Senior Vice President, Chief Financial Officer and Treasurer (1996-present), Phoenix Investment Counsel, Inc. Director
                                                           (2000-present), Executive Vice President (2000-present), Treasurer
                                                           (1996-present), Senior Vice President (2000-2002), Duff & Phelps
                                                           Investment Management Co. Executive Vice President, Phoenix Fund Complex
                                                           (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry           Executive Vice President        Executive Vice President, Phoenix Investment Partners, Ltd.
  DOB: 3/28/52             since 1998.                     (1998-present), President, Phoenix Equity Planning Corporation
                                                           (2000-present). Executive Vice President, Phoenix Fund Complex
                                                           (1998-present).

------------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen       Vice President since 1999.      Vice President and Compliance Officer, Phoenix Investment Partners, Ltd.
  One American Row                                         (1999-present). Vice President and Compliance Officer, Phoenix Investment
  Hartford, CT 06102                                       Counsel, Inc. (1999-present). Vice President (1999-present). Anti-Money
  DOB: 10/12/47                                            Laundering Officer and Assistant Secretary (2002-2003) Phoenix Fund
                                                           Complex. Vice President, Chief Compliance Officer and Secretary
                                                           (2000-present) and Designated Money Laundering Compliance Officer
                                                           (2002-present). PXP Securities Corp. Vice President, Compliance and
                                                           Assistant Secretary (2002-present), PXP Institutional Markets Group, Ltd.
                                                           Vice President, Compliance (2000-present), Designated Money Laundering
                                                           Compliance Officer (2002-present), Phoenix Equity Planning Corporation.
                                                           Vice President, Risk Management Liaison, Bank of America (1996-1999).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss         Treasurer since 1994.           Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
  DOB: 11/24/52                                            Assistant Treasurer (2001-present), Phoenix Equity Planning Corporation.
                                                           Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth         Secretary since 2002.           Vice President and Insurance and Investment Products Counsel
  One American Row                                         (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
  Hartford, CT 06102                                       Director (2003-present), President (2003-present), Assistant Secretary
  DOB: 11/14/58                                            (2002-present), Phoenix Variable Advisors, Inc. Secretary (2002-present),
                                                           Chief Legal Officer (2003-present), Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary



INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

[GRAPHIC OMITTED]

                                                              ---------------
                                                                 PRESORTED
                                                                  STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                               Louisville, KY
                                                              Permit No. 1051
                                                              ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.





For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PhoenixInvestments.com




PXP 679 (12/03)

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Strategic Equity Series Fund
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date     January 5, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date     January 5, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date     January 5, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.